Financing Net Investment Result - Summary of Financing Net Investment Result (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Statement 1 [Line Items]
Interest charges	€ (190)	€ (182)	€ (182)
Other financing income	0		5
On December 31	(190)	(182)	(178)
Net fair value change of derivatives	(35)		(129)
Net foreign currency gains and (losses)	(2)	2	(1)
Total	7,634	6,929	€ (10,656)
Aegon Ltd. [member]
Statement 1 [Line Items]
Net fair value change of derivatives	2	19
Net foreign currency gains and (losses)	0	1
Total	€ 1	€ 21